PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equity consisted of the following:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(4,125)	(1,937)
Property and equipment, net	$5,775	$7,963

Property and equity consisted of the following:

	December 31,	December 31,
	2021	2020

Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(1,937)	(523)
Property and equipment, net	$7,963	$9,377